VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—91.7%
Alabama—2.3%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,576
Sewer Revenue 5.000%, 10/1/38	1,500	1,660
		3,236

California—4.1%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/24	100	100
Series A 5.000%, 6/1/25	200	203
Series A 5.000%, 6/1/27	100	106
Series A 5.000%, 6/1/28	100	107
State of California,
General Obligation 5.000%, 4/1/37	4,000	4,001
General Obligation 4.000%, 9/1/43	1,190	1,219
		5,736

Colorado—4.2%
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/40	1,500	1,505
Gunnison Watershed School District No. Re 1J,
General Obligation (State AID Withholding Insured) 5.000%, 12/1/41	1,165	1,305
General Obligation (State AID Withholding Insured) 5.000%, 12/1/42	1,000	1,115
Regional Transportation District,
Sales Tax Revenue, Series A 5.000%, 1/15/27	900	935
Sales Tax Revenue, Series A 5.000%, 7/15/27	1,025	1,074
		5,934

Connecticut—1.4%
Connecticut State Health & Educational Facilities Authority Revenue, Series A 3.250%, 7/1/42(2)	2,000	2,000
District of Columbia—3.8%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	2,825	2,961
Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) 5.000%, 10/1/29	1,165	1,270
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	1,000	1,090
		5,321

	Par Value	Value

Florida—2.9%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	$ 750	$ 722
Series A 3.000%, 10/1/33	750	718
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,677
		4,117

Idaho—1.8%
Idaho Housing & Finance Association,
Sales Tax Revenue 5.000%, 8/15/39	1,200	1,353
Sales Tax Revenue 5.000%, 8/15/40	1,000	1,120
		2,473

Illinois—4.8%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	2,600	2,653
City of Chicago Wastewater Transmission Revenue,
Second Lien, Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,988
Second Lien, Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,114
		6,755

Indiana—3.1%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,346
Maryland—4.2%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,749
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,216
		5,965

Mississippi—2.3%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,237
Missouri—0.6%
Metropolitan St Louis Sewer District Revenue, Series B 5.000%, 5/1/47	750	821
Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	821
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

New Jersey—0.8%
New Jersey Economic Development Authority Revenue, Series QQQ 4.000%, 6/15/38	$ 1,150	$ 1,176
New York—8.1%
City of New York,
General Obligation, Series A 5.000%, 8/1/39	1,000	1,146
General Obligation, Series A 5.000%, 8/1/40	1,000	1,136
General Obligation, Series D-1 5.500%, 5/1/46	500	562
New York City Municipal Water Finance Authority, Water Revenue, Series EE 5.000%, 6/15/45	1,445	1,520
New York State Dormitory Authority, Sales Tax Revenue, Series A 5.000%, 3/15/28	2,500	2,506
New York Transportation Development Corp.,
Revenue (AMT) 6.000%, 6/30/54	585	648
Revenue (AMT) (AGM Insured) 5.000%, 6/30/49	585	611
Port Authority of New York & New Jersey, Revenue (AMT) 5.000%, 1/15/38	1,000	1,097
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Revenue, Series A 5.000%, 5/15/43	2,000	2,198
		11,424

North Dakota—2.1%
North Dakota Public Finance Authority, Water Revenue, Series A 5.000%, 10/1/28	3,000	3,020
Ohio—8.8%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	355	366
Ohio State University (The) Revenue, Series 2 3.680%, 6/1/43(2)	4,000	4,000
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,997
		12,363

Oregon—4.3%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,059
Oregon State Lottery Revenue, Series A (MORAL OBLG Insured) 5.000%, 4/1/40	2,750	3,126
Port of Portland, Airport Revenue,
Series 24B (AMT) 5.000%, 7/1/26	750	774
	Par Value	Value

Oregon—continued
Series 24B (AMT) 5.000%, 7/1/30	$ 1,000	$ 1,040
		5,999

Pennsylvania—7.6%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	622
5.000%, 11/1/40	1,100	1,164
Pennsylvania Economic Development Financing Authority
PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	847
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/38	1,000	1,127
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/41	2,000	2,233
Revenue, Series B 4.000%, 5/15/40	1,000	1,005
Revenue, Series B 4.000%, 5/15/41	1,000	996
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/39	1,000	1,126
Toll Highway Revenue, Series B 5.250%, 12/1/41	1,000	1,139
Toll Highway Revenue, Series B 5.250%, 12/1/52	400	437
		10,696

Texas—12.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	438
Brazosport Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,167
Central Texas Regional Mobility Authority,
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/29	500	537
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/30	1,300	1,419
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,601
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,121
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,839
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	1,130	1,238
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	546

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Texas—continued
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	$ 1,000	$ 1,047
		16,964

Utah—0.9%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	1,145	1,282
Washington—8.3%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	5,675	5,780
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	735
State of Washington, General Obligation, Series A-1 5.000%, 8/1/29	5,000	5,104
		11,619

Wisconsin—2.7%
Public Finance Authority
Renown Regional Medical Center Project Revenue 5.000%, 6/1/27	300	310
Renown Regional Medical Center Project Revenue 5.000%, 6/1/28	500	524
Renown Regional Medical Center Project Revenue 5.000%, 6/1/29	700	742
Renown Regional Medical Center Project Revenue 5.000%, 6/1/30	1,000	1,074
Revenue 4.000%, 8/1/59(2)	1,090	1,080
		3,730

Total Municipal Bonds (Identified Cost $130,272)		129,035

Total Long-Term Investments—91.7% (Identified Cost $130,272)		129,035

	Shares	Value
Short-Term Investments—4.0%
Money Market Mutual Funds—4.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(3)	590,293	$ 590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.173%)(3)	5,087,725	5,088
Total Short-Term Investments (Identified Cost $5,678)		5,678

TOTAL INVESTMENTS—95.7% (Identified Cost $135,950)		$134,713
Other assets and liabilities, net—4.3%		6,080
NET ASSETS—100.0%		$140,793

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
MORAL OBLG	Moral Obligation Bond
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At March 31, 2024, 15.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$129,035	$—	$129,035
Money Market Mutual Funds	5,678	5,678	—
Total Investments	$134,713	$5,678	$129,035
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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